Aberdeen Global High Income Fund
Aberdeen Global High Income Fund

Aberdeen Investment Funds

Supplement dated November 12, 2014 to the Statutory Prospectus and Statement of Additional Information, each dated March 3, 2014, as supplemented to date

2.                                      Correction of Certain Benchmark Returns in the Statutory Prospectus

The following replaces the Average Annual Total Returns table for the Aberdeen Global High Income Fund that starts on page 17 of the Statutory Prospectus:

Average Annual Total Returns As of December 31, 2013
Average Annual Returns Aberdeen Global High Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	9.42%	16.90%	8.36%	Dec. 17, 2002
Institutional Class	9.77%	17.20%	8.63%	Jan. 30, 2003
After Taxes on Distributions Class A	6.01%	13.66%	5.22%
After Taxes on Distributions and Sale of Fund Shares Class A	5.47%	12.29%	5.32%
BofA Merrill Lynch Global High Yield Constrained Index (hedged) (reflects no deduction for expenses or taxes)	7.10%	19.48%	8.80%
BofA Merrill Lynch Global High Yield Constrained Index (not hedged) (reflects no deduction for expenses or taxes)	7.96%	19.51%	8.88%

Please retain this Supplement for future reference.